CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (13,834)	$ (60,077)
Other comprehensive income:
Foreign currency translation adjustment	646	8,856
Other comprehensive income	646	8,856
Comprehensive loss	(13,188)	(51,221)
Less: comprehensive loss attributable to non-controlling interest	(4)	(12)
Comprehensive loss attributable to ReneSola Ltd	$ (13,184)	$ (51,209)